SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 23,834,129	$ 18,531,178	$ 14,144,894
Interactive toys - animation series
Total revenues	160,672	522,638	1,060,330
Interactive toys - game series
Total revenues	21,152,258	16,896,944	12,956,130
Mobile game
Total revenues	$ 2,521,199	$ 1,111,596	$ 128,434